Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Current
Cash	$ 7,415,516	$ 22,654,262
Trade and other receivables	37,868,107	33,801,990
Investments	125,000	131,342
Loans receivable	50,935	176,931
Income tax receivable	367,092	356,366
Prepaid expenses	2,017,004	2,145,184
Total current assets	47,843,654	59,266,075
Non-current
Property and equipment	180,621	247,988
Right-of-use assets	2,099,996	2,885,662
Investment in associates and joint ventures	2,450,031	885,269
Long-term portion of prepaid expenses	279,814	261,922
Intangible assets	116,967,438	129,138,595
Goodwill	171,615,991	195,097,659
Total Assets	341,437,545	387,783,170
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable and accrued liabilities	32,823,320	34,391,221
Contract liabilities	5,380,378	3,890,569
Income tax payable	129,485	114,094
Current portion of long-term debt	17,431,625	2,000,000
Current portion of deferred payment liability	2,391,863	27,244,146
Current portion of lease liabilities	872,429	796,835
Current portion of other long-term debt	10,891	11,121
Total current liabilities	59,039,991	68,447,986
Long-term debt		7,681,867
Long-term portion of deferred payment liability	1,451,939	20,794,275
Long-term portion of lease liabilities	1,478,438	2,213,512
Other long-term debt	144,844	136,324
Deferred tax liability	24,671,326	25,740,885
Total liabilities	86,786,538	125,014,849
Shareholders’ Equity
Share capital	442,781,376	387,087,948
Contributed surplus	30,402,742	25,485,361
Accumulated other comprehensive income	8,629,848	527,166
Deficit	(227,162,959)	(150,332,154)
Total shareholders’ equity	254,651,007	262,768,321
Total liabilities and shareholders’ equity	$ 341,437,545	$ 387,783,170